Muzinich Low Duration Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 81.8%		Par	Value
Aerospace/Defense - 0.3%
TransDigm Inc, 6.38%, 03/01/2029 (a)		$3,200,000	$3,218,013

Agency - 0.3%
Istituto per il Credito Sportivo, 5.25%, 10/31/2025	EUR	2,800,000	3,068,793

Airlines - 0.9%
American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 04/20/2026 (a)		1,533,750	1,524,016
Cathay Pacific MTN Financing HK Ltd, 4.88%, 08/17/2026		2,440,000	2,403,333
Delta Air Lines Inc, 7.00%, 05/01/2025 (a)		1,110,000	1,124,828
Delta Air Lines Inc / SkyMiles IP Ltd, 4.50%, 10/20/2025 (a)		1,376,283	1,362,945
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027 (a)		861,250	867,413
Singapore Airlines Ltd, 3.00%, 07/20/2026		1,100,000	1,044,715
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	625,000	634,425
			8,961,675

Automotive & Auto Parts - 7.2%
Aptiv PLC / Aptiv Corp, 2.40%, 02/18/2025		3,000,000	2,913,103
Benteler International AG, 9.38%, 05/15/2028	EUR	1,400,000	1,628,961
Ford Motor Credit Co LLC
3.25%, 09/15/2025	EUR	850,000	907,243
3.38%, 11/13/2025		3,650,000	3,513,913
6.95%, 06/10/2026		1,000,000	1,022,259
4.87%, 08/03/2027	EUR	2,500,000	2,779,288
4.45%, 02/14/2030	EUR	3,000,000	3,294,889
Forvia SE
7.25%, 06/15/2026	EUR	1,172,000	1,329,983
2.75%, 02/15/2027	EUR	1,100,000	1,137,186
5.13%, 06/15/2029	EUR	750,000	826,233
General Motors Financial Co Inc
3.95%, 04/13/2024		2,000,000	1,998,326
2.25%, 09/06/2024	GBP	600,000	747,084
4.35%, 04/09/2025		1,170,000	1,155,947
5.80%, 06/23/2028		2,000,000	2,040,988
5.80%, 01/07/2029		3,000,000	3,054,539
Genuine Parts Co, 1.75%, 02/01/2025		200,000	193,627
Harley-Davidson Financial Services Inc, 6.50%, 03/10/2028 (a)		3,000,000	3,082,718
Hyundai Capital America
5.80%, 06/26/2025		3,000,000	3,009,488
6.00%, 07/11/2025(a)		3,500,000	3,517,856
5.30%, 01/08/2029(a)		1,825,000	1,828,008
IHO Verwaltungs GmbH
3.75% (4.50% PIK), 09/15/2026	EUR	1,600,000	1,705,218
8.75% (9.50% PIK), 05/15/2028	EUR	2,250,000	2,634,965
Jaguar Land Rover Automotive PLC
5.88%, 11/15/2024	EUR	2,200,000	2,386,781
7.75%, 10/15/2025(a)		1,100,000	1,112,720
4.50%, 07/15/2028	EUR	1,625,000	1,746,654
Kia Corp
1.00%, 04/16/2024		650,000	648,782
2.38%, 02/14/2025		1,990,000	1,937,601
3.25%, 04/21/2026		1,200,000	1,152,319
1.75%, 10/16/2026		3,000,000	2,747,359
LKQ Corp, 5.75%, 06/15/2028		460,000	468,565
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025(a)		550,000	547,972
4.80%, 03/30/2026(a)		550,000	546,918
Nissan Motor Acceptance Co LLC
1.13%, 09/16/2024(a)		3,000,000	2,932,668
6.95%, 09/15/2026		1,000,000	1,027,984
Nissan Motor Co Ltd
3.52%, 09/17/2025(a)		4,784,000	4,614,596
2.65%, 03/17/2026	EUR	700,000	736,626
Toyota Motor Credit Corp, 3.00%, 04/01/2025		3,000,000	2,935,141
ZF Europe Finance BV
2.50%, 10/23/2027	EUR	800,000	811,104
4.75%, 01/31/2029	EUR	1,000,000	1,086,166
			71,761,778

Banking - 17.7%
AIB Group PLC
1.88% to 11/19/2024 then 5 Year Swap Rate EUR + 2.15%, 11/19/2029	EUR	1,700,000	1,802,025
2.88% to 05/30/2026 then 5 Year Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	7,404,487
Australia & New Zealand Banking Group Ltd, 2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (a)		2,700,000	2,594,645
Banco de Credito Social Cooperativo SA, 7.50% to 09/14/2028 then EURIBOR ICE Swap Rate + 4.27%, 09/14/2029	EUR	4,100,000	4,895,791
Banco de Sabadell SA, 2.50% to 04/15/2026 then 5 Year Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	926,983
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027		800,000	730,134
2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,331,188
Bank of America Corp
4.00%, 01/22/2025		1,100,000	1,085,665
3.84% to 04/25/2024 then SOFR + 1.11%, 04/25/2025		450,000	449,405
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026		1,945,000	1,928,559
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		900,000	879,221
Bank of Ireland Group PLC
4.88% to 07/16/2027 then 1 Year EUR Swap Rate + 2.05%, 07/16/2028	EUR	1,650,000	1,847,145
1.38% to 08/11/2026 then 5 Year Swap Rate EUR + 1.65%, 08/11/2031	EUR	4,960,000	5,009,846
7.59% to 12/06/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	1,100,000	1,446,237
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026		1,500,000	1,537,698
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,400,000	1,403,992
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030		1,500,000	1,508,963
1.13% to 03/22/2026 then 5 Year Swap Rate EUR + 1.55%, 03/22/2031	EUR	1,100,000	1,104,994
BBVA Bancomer SA, 4.38%, 04/10/2024		5,150,000	5,147,681
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,779,961
2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031	GBP	2,100,000	2,438,582
BPCE SA
5.15%, 07/21/2024(a)		2,510,000	2,499,744
4.50%, 03/15/2025(a)		6,200,000	6,110,117
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)		2,375,000	2,428,262
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030 (a)		2,875,000	2,878,059
2.25% to 04/17/2025 then 5 Year Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,500,000	1,578,466
6.25% to 02/23/2028 then 5 Year Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	2,058,519
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	1,500,000	1,945,712
Ceska sporitelna AS
6.69% to 11/14/2024 then 3 Month EURIBOR + 3.70%, 11/14/2025	EUR	1,200,000	1,311,721
5.94% to 06/29/2026 then 3 Month EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,899,460
Citigroup Inc, 4.14% to 05/24/2024 then SOFR + 1.37%, 05/24/2025		900,000	897,458
Commonwealth Bank of Australia, 1.94% to 10/03/2024 then 5 Year Swap Rate EUR + 1.45%, 10/03/2029	EUR	2,500,000	2,658,314
Cooperatieve Rabobank UA, 4.00% to 04/10/2024 then 5 Yr. Swap Rate USD + 1.89%, 04/10/2029		3,800,000	3,798,324
Credit Agricole SA, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (a)		5,500,000	5,260,812
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (a)		850,000	800,708
1.38% to 02/12/2025 then 5 Year Swap Rate EUR + 1.70%, 02/12/2030	EUR	1,500,000	1,574,569
1.50% to 09/02/2025 then 5 Year Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,315,398
1.00% to 05/15/2026 then 5 Year Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,025,174
Deutsche Bank AG
1.00% to 11/19/2024 then 3 Month EURIBOR + 1.60%, 11/19/2025	EUR	200,000	211,706
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025		2,700,000	2,663,615
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026		2,500,000	2,509,073
HSBC Holdings PLC, 4.60% to 03/22/2030 then 5 Year Swap Rate EUR + 1.85%, 03/22/2035	EUR	1,420,000	1,546,510
HSBC USA Inc, 5.63%, 03/17/2025		3,325,000	3,331,137
ING Groep NV, 1.63% to 09/26/2024 then 5 Year Swap Rate EUR + 1.25%, 09/26/2029	EUR	900,000	957,942
Intesa Sanpaolo SPA
5.02%, 06/26/2024(a)		7,300,000	7,276,530
3.25%, 09/23/2024(a)		1,600,000	1,581,024
4.38% to 07/12/2024 then 5 Year Swap Rate EUR + 4.75%, 07/12/2029	EUR	1,000,000	1,078,492
Islandsbanki HF, 7.38%, 05/17/2026	EUR	1,625,000	1,838,581
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)		2,800,000	2,825,964
1.63% to 09/18/2024 then 5 Year Swap Rate EUR + 1.25%, 09/18/2029	EUR	1,600,000	1,703,112
Landsbankinn HF, 0.38%, 05/23/2025	EUR	138,000	142,187
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027		5,500,000	5,554,288
Nationwide Building Society, 2.00% to 07/25/2024 then 5 Year Swap Rate EUR + 1.50%, 07/25/2029	EUR	3,550,000	3,797,980
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	201,110
3.75% to 11/01/2024 then 5 yr. CMT Rate + 2.10%, 11/01/2029		2,325,000	2,286,074
1.04% to 09/14/2027 then 5 Year Swap Rate EUR + 1.27%, 09/14/2032	EUR	2,200,000	2,127,165
NBK SPC Ltd, 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	684,319
Nordea Bank Abp, 1.00% to 06/27/2024 then 5 Year Swap Rate EUR + 1.30%, 06/27/2029	EUR	2,000,000	2,138,787
Nova Ljubljanska Banka dd
6.00% to 07/19/2024 then 1 Year EUR Swap Rate + 4.84%, 07/19/2025	EUR	2,100,000	2,274,820
7.13% to 06/27/2026 then 1 Year EUR Swap Rate + 3.61%, 06/27/2027	EUR	1,100,000	1,253,875
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	2,525,000	2,900,093
SNB Funding Ltd, 2.75%, 10/02/2024		2,000,000	1,971,334
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027		4,690,000	4,735,125
3.52% to 02/12/2025 then 5 yr. CMT Rate + 1.85%, 02/12/2030		1,400,000	1,361,955
2.50% to 09/09/2025 then 5 Year Swap Rate EUR + 2.80%, 09/09/2030	EUR	705,000	741,478
UniCredit SPA
2.00% to 09/23/2024 then 5 Year Swap Rate EUR + 2.40%, 09/23/2029	EUR	450,000	479,024
2.73% to 01/15/2027 then 5 Year Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,641,874
5.86% to 06/19/2027 then 5 Year Mid Swap Rate USD + 3.70%, 06/19/2032 (a)		10,000,000	9,774,925
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	2,050,000	2,545,924
Volksbank Wien AG, 5.19% to 10/06/2027 then 5 Year Swap Rate EUR + 2.55%, 10/06/2027	EUR	2,800,000	3,043,068
Westpac Banking Corp, 2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030		5,245,000	5,104,638
			174,577,748

Broadcasting - 1.3%
Netflix Inc
4.88%, 04/15/2028		4,000,000	3,997,464
4.88%, 06/15/2030(a)		700,000	695,530
Pinewood Finance Co Ltd, 3.25%, 09/30/2025	GBP	500,000	621,686
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,625,505
Warnermedia Holdings Inc, 3.64%, 03/15/2025		4,968,000	4,871,454
			12,811,639

Building Materials - 0.6%
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	2,827,319
5.00%, 01/15/2028(a)		922,000	901,506
Standard Industries Inc, 2.25%, 11/21/2026	EUR	2,000,000	2,030,795
			5,759,620

Cable/Satellite TV - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.50%, 05/01/2026 (a)		3,250,000	3,202,928

Capital Goods - 1.0%
Carrier Global Corp, 5.80%, 11/30/2025		2,725,000	2,744,589
Daimler Truck Finance North America LLC, 1.63%, 12/13/2024 (a)		2,475,000	2,408,387
Esab Corp, 6.25%, 04/15/2029 (a)		800,000	804,767
Ingersoll Rand Inc, 5.40%, 08/14/2028		1,475,000	1,496,052
Regal Rexnord Corp, 6.05%, 02/15/2026 (a)		1,640,000	1,649,954
Traton Finance Luxembourg SA, 4.13%, 11/22/2025	EUR	800,000	866,854
			9,970,603

Chemicals - 2.1%
Celanese US Holdings LLC, 6.35%, 11/15/2028		1,950,000	2,022,134
INEOS Finance PLC
2.88%, 05/01/2026	EUR	3,900,000	4,093,681
6.63%, 05/15/2028	EUR	1,775,000	1,949,195
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/2026	EUR	2,400,000	2,514,263
International Flavors & Fragrances Inc
1.23%, 10/01/2025(a)		1,600,000	1,498,335
2.30%, 11/01/2030(a)		1,600,000	1,330,312
Nutrien Ltd, 5.90%, 11/07/2024		2,000,000	2,002,666
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,020,000	969,630
Sinochem Offshore Capital Co Ltd, 1.50%, 11/24/2024		4,500,000	4,377,763
			20,757,979

Consumer-Products - 0.6%
Haleon UK Capital PLC, 3.13%, 03/24/2025		4,370,000	4,267,401
Haleon US Capital LLC, 3.38%, 03/24/2027		381,000	364,788
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025		1,791,000	1,752,243
			6,384,432

Containers - 0.1%
Amcor Flexibles North America Inc, 4.00%, 05/17/2025		850,000	834,561
Berry Global Inc, 5.50%, 04/15/2028		350,000	353,097
Trivium Packaging Finance BV, 7.65% (3 Month EURIBOR + 3.75%), 08/15/2026	EUR	500,000	539,584
			1,727,242

Diversified Financial Services - 11.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024		857,000	836,240
2.45%, 10/29/2026		2,039,000	1,893,672
6.10%, 01/15/2027		800,000	813,851
6.45%, 04/15/2027(a)		2,181,000	2,240,992
Air Lease Corp, 2.20%, 01/15/2027		2,560,000	2,356,323
AIR Lease Corp Sukuk Ltd, 5.85%, 04/01/2028		1,025,000	1,027,597
Aircastle Ltd
4.13%, 05/01/2024		3,897,000	3,890,824
5.25%, 08/11/2025(a)		4,430,000	4,393,238
Ares Capital Corp
4.20%, 06/10/2024		1,680,000	1,673,875
4.25%, 03/01/2025		1,525,000	1,500,558
3.25%, 07/15/2025		200,000	193,287
7.00%, 01/15/2027		3,875,000	3,989,087
Aviation Capital Group LLC
5.50%, 12/15/2024(a)		1,500,000	1,494,624
4.13%, 08/01/2025(a)		1,000,000	974,368
3.50%, 11/01/2027(a)		4,500,000	4,192,177
Avolon Holdings Funding Ltd
5.50%, 01/15/2026(a)		2,130,000	2,108,813
4.25%, 04/15/2026(a)		1,425,000	1,376,185
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	567,984
Blackstone Private Credit Fund
1.75%, 09/15/2024		2,500,000	2,451,476
3.25%, 03/15/2027		500,000	462,044
Blue Owl Capital Corp
4.00%, 03/30/2025		2,705,000	2,653,367
3.75%, 07/22/2025		1,115,000	1,082,251
BOC Aviation Ltd, 6.88% (3 mo. LIBOR US + 1.30%), 05/21/2025 (b)		3,000,000	3,016,295
BOC Aviation USA Corp, 1.63%, 04/29/2024		1,000,000	996,834
CA Auto Bank SPA, 6.00%, 12/06/2026	GBP	4,250,000	5,447,509
DAE Funding LLC
1.55%, 08/01/2024		3,850,000	3,787,408
2.63%, 03/20/2025		3,700,000	3,589,348
2.63%, 03/20/2025(a)		1,492,000	1,447,380
DAE Sukuk Difc Ltd, 3.75%, 02/15/2026		280,000	270,897
Encore Capital Group Inc
4.88%, 10/15/2025	EUR	1,750,000	1,878,553
5.38%, 02/15/2026	GBP	775,000	957,824
Garfunkelux Holdco 3 SA
6.75%, 11/01/2025	EUR	1,045,000	802,629
7.75%, 11/01/2025	GBP	500,000	448,063
Goldman Sachs Group Inc, 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026		1,000,000	1,003,708
GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	852,794
ICD Funding Ltd, 4.63%, 05/21/2024		1,850,000	1,846,853
India Vehicle Finance, 5.85%, 03/25/2029		2,630,000	2,640,402
Jerrold Finco PLC
4.88%, 01/15/2026	GBP	1,075,000	1,355,697
5.25%, 01/15/2027	GBP	1,900,000	2,300,743
Macquarie Bank Ltd, 4.88%, 06/10/2025 (a)		2,100,000	2,077,166
Macquarie Group Ltd, 6.21%, 11/22/2024 (a)		5,000,000	5,014,173
Mirae Asset Securities Co Ltd, 2.63%, 07/30/2025		4,780,000	4,575,422
Mitsubishi HC Capital UK PLC, 0.00%, 10/29/2024	EUR	425,000	447,602
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026		600,000	593,692
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026		2,500,000	2,529,828
Nasdaq Inc, 5.35%, 06/28/2028		850,000	861,686
Power Finance Corp Ltd
3.75%, 06/18/2024		800,000	795,994
3.25%, 09/16/2024		2,000,000	1,975,530
REC Ltd
3.38%, 07/25/2024		2,300,000	2,280,588
2.25%, 09/01/2026		200,000	184,849
2.75%, 01/13/2027		2,840,000	2,627,554
Sherwood Financing PLC, 8.53% (3 Month EURIBOR + 4.63%), 11/15/2027	EUR	1,520,000	1,591,891
Shriram Finance Ltd, 4.15%, 07/18/2025		900,000	872,685
SoftBank Group Corp
3.13%, 01/06/2025		750,000	731,070
4.00%, 07/06/2026		1,475,000	1,405,079
Synchrony Financial
4.25%, 08/15/2024		3,000,000	2,981,121
4.88%, 06/13/2025		3,750,000	3,695,702
			110,057,402

Diversified Media - 0.3%
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,336,915

Energy - 1.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.63%, 12/15/2025 (a)		2,100,000	2,113,417
CrownRock LP / CrownRock Finance Inc, 5.63%, 10/15/2025 (a)		2,170,000	2,166,603
Energy Transfer LP, 4.25%, 04/01/2024		1,000,000	1,000,000
MPLX LP, 4.88%, 12/01/2024		2,308,000	2,296,032
ONEOK Inc, 5.55%, 11/01/2026		775,000	782,625
Plains All American Pipeline LP / PAA Finance Corp, 4.65%, 10/15/2025		2,176,000	2,147,798
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024		62,000	61,984
5.63%, 03/01/2025		3,000,000	2,997,433
USA Compression Partners LP / USA Compression Finance Corp, 6.88%, 09/01/2027		1,180,000	1,187,149
Williams Cos Inc, 4.55%, 06/24/2024		3,000,000	2,992,680
			17,745,721

Food & Drug Retail - 0.1%
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	800,000	846,643

Food/Beverage/Tobacco - 2.8%
Bacardi Ltd / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		500,000	495,680
Bright Food Singapore Holdings Pte Ltd
1.38%, 06/19/2024	EUR	200,000	214,392
1.75%, 07/22/2025	EUR	4,150,000	4,310,227
Campbell Soup Co
3.95%, 03/15/2025		3,500,000	3,447,582
5.20%, 03/21/2029		2,825,000	2,841,337
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027 (a)		1,600,000	1,452,772
Coca-Cola Icecek AS, 4.22%, 09/19/2024		900,000	892,948
Conagra Brands Inc, 5.30%, 10/01/2026		1,425,000	1,429,070
Constellation Brands Inc
3.60%, 05/09/2024		225,000	224,471
4.35%, 05/09/2027		175,000	171,472
Keurig Dr Pepper Inc, 5.05%, 03/15/2029		2,950,000	2,959,181
Mondelez International Holdings Netherlands BV, 0.75%, 09/24/2024 (a)		1,500,000	1,464,837
Sysco Corp, 3.30%, 07/15/2026		2,700,000	2,594,551
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,168,339
			26,666,859

Gaming - 0.5%
Cirsa Finance International SARL, 6.50%, 03/15/2029	EUR	1,050,000	1,163,288
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,564,604
MGM Resorts International, 6.75%, 05/01/2025		1,250,000	1,250,003
			4,977,895

Healthcare - 3.4%
Amgen Inc
1.90%, 02/21/2025		800,000	775,440
5.25%, 03/02/2025		500,000	498,683
5.51%, 03/02/2026		500,000	499,671
Baxter International Inc, 1.32%, 11/29/2024		1,250,000	1,214,518
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/2028	EUR	2,800,000	2,934,008
CVS Health Corp, 5.00%, 01/30/2029		1,250,000	1,254,683
Ephios Subco 3 SARL, 7.88%, 01/31/2031	EUR	1,075,000	1,220,793
GE HealthCare Technologies Inc, 5.55%, 11/15/2024		2,500,000	2,497,178
GN Store Nord AS, 0.88%, 11/25/2024	EUR	2,070,000	2,163,438
Grifols SA, 1.63%, 02/15/2025	EUR	2,000,000	2,060,008
Gruenenthal GmbH, 3.63%, 11/15/2026	EUR	2,900,000	3,070,757
HCA Inc
5.38%, 02/01/2025		1,900,000	1,895,207
5.88%, 02/15/2026		2,980,000	2,994,196
5.63%, 09/01/2028		2,104,000	2,132,316
IQVIA Inc
5.70%, 05/15/2028		1,675,000	1,700,324
6.25%, 02/01/2029		5,000,000	5,199,055
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029 (a)		1,425,000	1,434,441
Pfizer Investment Enterprises Pte Ltd, 4.45%, 05/19/2026		350,000	346,549
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	420,418
			34,311,683

Homebuilders/Real Estate - 7.8%
Aldar Sukuk Ltd, 4.75%, 09/29/2025		1,200,000	1,186,951
American Tower Corp
5.25%, 07/15/2028		2,200,000	2,201,984
5.20%, 02/15/2029		700,000	700,716
Aroundtown SA, 0.63%, 07/09/2025	EUR	1,400,000	1,431,579
Assemblin Group AB, 8.93% (3 Month EURIBOR + 5.00%), 07/05/2029	EUR	1,900,000	2,078,160
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	3,380,000	3,258,815
Blackstone Property Partners Europe Holdings SARL
1.00%, 10/20/2026	EUR	1,000,000	987,715
3.63%, 10/29/2029	EUR	2,000,000	2,027,716
CTP NV
0.50%, 06/21/2025	EUR	2,700,000	2,781,628
4.75%, 02/05/2030	EUR	1,800,000	1,969,793
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,172,606
Fastighets AB Balder
1.88%, 03/14/2025	EUR	1,350,000	1,422,530
1.88%, 01/23/2026	EUR	1,100,000	1,128,192
GLP Capital LP / GLP Financing II Inc
3.35%, 09/01/2024		1,410,000	1,398,836
5.25%, 06/01/2025		5,500,000	5,463,740
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,748,658
6.00%, 02/23/2026	GBP	2,100,000	2,647,267
Heimstaden Bostad Treasury BV, 0.25%, 10/13/2024	EUR	2,800,000	2,911,881
Immobiliare Grande Distribuzione SIIQ SPA, 5.50%, 05/17/2027	EUR	1,100,000	1,179,321
Kojamo Oyj, 2.00%, 03/31/2026	EUR	3,056,000	3,166,633
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 5.25%, 10/01/2025 (a)		3,130,000	3,076,226
Logicor Financing SARL
0.75%, 07/15/2024	EUR	4,500,000	4,803,350
4.63%, 07/25/2028	EUR	1,700,000	1,856,991
MasTec Inc, 4.50%, 08/15/2028 (a)		1,180,000	1,123,755
NE Property BV
1.75%, 11/23/2024	EUR	2,700,000	2,859,817
1.88%, 10/09/2026	EUR	1,400,000	1,411,929
P3 Group SARL, 4.63%, 02/13/2030	EUR	1,425,000	1,550,649
Tritax EuroBox PLC, 0.95%, 06/02/2026	EUR	600,000	596,586
Trust Fibra Uno, 5.25%, 01/30/2026		4,550,000	4,444,274
VICI Properties LP / VICI Note Co Inc
4.50%, 09/01/2026(a)		2,800,000	2,718,082
4.25%, 12/01/2026(a)		210,000	202,077
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024 (a)		1,300,000	1,283,168
Webuild SPA
5.88%, 12/15/2025	EUR	2,425,000	2,665,049
3.88%, 07/28/2026	EUR	200,000	212,178
7.00%, 09/27/2028	EUR	1,300,000	1,507,242
Weyerhaeuser Co, 4.75%, 05/15/2026		4,325,000	4,288,126
			76,464,220

Hotels - 1.9%
Hyatt Hotels Corp
1.80%, 10/01/2024		3,985,000	3,901,825
5.38%, 04/23/2025		2,550,000	2,543,881
5.75%, 01/30/2027		1,750,000	1,779,134
Marriott International Inc
3.60%, 04/15/2024		1,975,000	1,973,146
5.45%, 09/15/2026		900,000	905,131
4.90%, 04/15/2029		2,725,000	2,705,990
Pterosaur Capital Co Ltd, 1.00%, 09/25/2024	EUR	2,000,000	2,088,703
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,445,955
			18,343,765

Insurance - 0.4%
Athora Holding Ltd, 6.63%, 06/16/2028	EUR	1,900,000	2,178,915
Galaxy Bidco Ltd, 6.50%, 07/31/2026	GBP	900,000	1,124,005
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	585,096
			3,888,016

Leisure - 1.2%
Carnival Holdings Bermuda Ltd, 10.38%, 05/01/2028 (a)		4,500,000	4,912,700
CPUK Finance Ltd
3.59%, 08/28/2025	GBP	375,000	460,431
6.50%, 08/28/2026	GBP	510,000	639,315
Expedia Group Inc
6.25%, 05/01/2025(a)		1,500,000	1,506,990
5.00%, 02/15/2026		1,225,000	1,218,728
Royal Caribbean Cruises Ltd, 9.25%, 01/15/2029 (a)		2,500,000	2,680,557
			11,418,721

Metals/Mining - 0.7%
Gold Fields Orogen Holdings BVI Ltd, 5.13%, 05/15/2024		4,400,000	4,386,284
Novelis Corp, 3.25%, 11/15/2026 (a)		3,000,000	2,798,435
			7,184,719

Paper - 0.5%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,112,176
Suzano International Finance BV, 5.50%, 01/17/2027		2,400,000	2,391,519
			4,503,695

Railroads - 0.5%
Canadian Pacific Railway Co, 1.35%, 12/02/2024		2,000,000	1,945,369
Getlink SE, 3.50%, 10/30/2025	EUR	2,725,000	2,915,939
			4,861,308

Services - 3.4%
Arena Luxembourg Finance SARL, 1.88%, 02/01/2028	EUR	2,000,000	1,957,523
Arrow Electronics Inc, 6.13%, 03/01/2026		1,055,000	1,054,888
Avis Budget Finance PLC, 7.00%, 02/28/2029	EUR	1,750,000	1,877,772
Brink's Co, 5.50%, 07/15/2025 (a)		3,200,000	3,187,904
Kapla Holding SAS, 7.44% (3 Month EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,136,220
Leasys SPA
4.38%, 12/07/2024	EUR	5,925,000	6,407,810
4.63%, 02/16/2027	EUR	3,330,000	3,674,331
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	457,398
6.38%, 05/31/2029	EUR	1,050,000	1,181,246
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,623,135
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,092,279
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	3,300,000	4,083,994
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/2025	EUR	1,500,000	1,591,198
WESCO Distribution Inc, 6.38%, 03/15/2029 (a)		2,250,000	2,276,109
Zenith Finco PLC, 6.50%, 06/30/2027	GBP	450,000	425,078
			33,026,885

Steel - 0.6%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		3,500,000	3,498,375
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	2,825,052
			6,323,427

Super Retail - 2.1%
AA Bond Co Ltd, 8.45%, 01/31/2028	GBP	4,000,000	5,378,558
Alibaba Group Holding Ltd, 3.60%, 11/28/2024		3,000,000	2,962,701
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,156,179
Dufry One BV, 2.00%, 02/15/2027	EUR	3,000,000	3,050,504
John Lewis PLC, 6.13%, 01/21/2025	GBP	1,550,000	1,955,097
Tapestry Inc
5.35%, 11/27/2025	EUR	1,700,000	1,865,305
7.05%, 11/27/2025		1,000,000	1,021,358
VF Corp, 2.40%, 04/23/2025		2,500,000	2,407,308
			19,797,010

Supranational - 0.5%
Africa Finance Corp, 3.88%, 04/13/2024		1,000,000	999,020
Eastern & Southern African Trade & Development Bank, 4.88%, 05/23/2024		4,200,000	4,183,116
			5,182,136

Technology - 4.1%
Almaviva-The Italian Innovation Co SPA, 4.88%, 10/30/2026	EUR	2,400,000	2,586,173
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,575,000	2,760,529
Cellnex Finance Co SA, 2.25%, 04/12/2026	EUR	3,800,000	3,985,079
Clarios Global LP / Clarios US Finance Co, 4.38%, 05/15/2026	EUR	1,500,000	1,611,129
Dell International LLC / EMC Corp, 6.02%, 06/15/2026		857,000	868,572
Gen Digital Inc, 5.00%, 04/15/2025 (a)		1,625,000	1,616,499
Hewlett Packard Enterprise Co, 5.90%, 10/01/2024		5,440,000	5,451,463
IPD 3 BV, 8.00%, 06/15/2028	EUR	1,100,000	1,260,690
LG Energy Solution Ltd, 5.75%, 09/25/2028		1,830,000	1,853,655
NCR Corp, 5.13%, 04/15/2029 (a)		3,900,000	3,621,459
Oracle Corp, 2.95%, 05/15/2025		2,000,000	1,947,927
Qorvo Inc, 1.75%, 12/15/2024		1,450,000	1,409,830
SK Battery America Inc, 4.88%, 01/23/2027		2,000,000	1,982,489
SK Hynix Inc
6.25%, 01/17/2026		2,000,000	2,024,674
6.38%, 01/17/2028		2,000,000	2,060,265
VMware Inc
1.00%, 08/15/2024		450,000	442,158
4.50%, 05/15/2025		1,800,000	1,783,074
3.90%, 08/21/2027		3,500,000	3,354,809
			40,620,474

Telecommunications - 3.4%
Altice Financing SA, 2.25%, 01/15/2025	EUR	1,500,000	1,550,312
AT&T Inc, 5.54%, 02/20/2026		1,780,000	1,779,179
Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024		2,206,000	2,203,633
Bharti Airtel Ltd, 4.38%, 06/10/2025		4,100,000	4,035,282
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,648,781
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,207,507
iliad SA, 2.38%, 06/17/2026	EUR	1,000,000	1,034,834
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	1,600,000	1,683,011
PLT VII Finance SARL, 4.63%, 01/05/2026	EUR	475,000	511,981
PPF Telecom Group BV, 2.13%, 01/31/2025	EUR	5,100,000	5,408,253
RCS & RDS SA, 3.25%, 02/05/2028	EUR	2,400,000	2,418,265
Rogers Communications Inc, 2.95%, 03/15/2025		844,000	822,763
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 4.74%, 03/20/2025 (a)		143,750	143,000
TDC Net AS, 5.06%, 05/31/2028	EUR	1,500,000	1,668,516
Telecom Italia SPA, 5.30%, 05/30/2024 (a)		1,430,000	1,425,030
T-Mobile USA Inc, 3.50%, 04/15/2025		3,000,000	2,942,331
United Group BV
3.13%, 02/15/2026	EUR	1,400,000	1,454,238
6.75%, 02/15/2031	EUR	675,000	748,626
			32,685,542

Transportation Excluding Air/Rail - 1.2%
DP World Ltd, 2.38%, 09/25/2026	EUR	4,200,000	4,376,666
Firstgroup PLC, 6.88%, 09/18/2024	GBP	1,375,000	1,742,363
Gatwick Funding Ltd, 6.13%, 03/02/2026	GBP	200,000	256,367
GXO Logistics Inc, 1.65%, 07/15/2026		2,175,000	1,995,895
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/2025		200,000	197,262
Penske Truck Leasing Co Lp / PTL Finance Corp, 5.55%, 05/01/2028 (a)		775,000	784,087
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	1,828,333
Stagecoach Group Ltd, 4.00%, 09/29/2025	GBP	650,000	795,368
			11,976,341

Utilities - 1.0%
Drax Finco PLC, 2.63%, 11/01/2025	EUR	4,000,000	4,201,702
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,086,658
National Central Cooling Co PJSC, 2.50%, 10/21/2027		1,230,000	1,110,082
Vena Energy Capital Pte Ltd, 3.13%, 02/26/2025		3,300,000	3,214,860
			9,613,302
TOTAL CORPORATE BONDS (Cost $799,554,128)			806,035,129

FOREIGN GOVERNMENT NOTE/BOND - 9.0%		Par	Value
Abanca Corp Bancaria SA
5.50% to 05/18/2025 then 1 Year EUR Swap Rate + 2.25%, 05/18/2026	EUR	2,500,000	2,736,096
8.38% to 09/23/2028 then 5 Year Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,299,016
Air France-KLM, 7.25%, 05/31/2026	EUR	2,000,000	2,288,356
ARGAN SA, 1.01%, 11/17/2026	EUR	400,000	392,303
Argenta Spaarbank NV, 5.38% to 11/29/2026 then 1 Year EUR Swap Rate + 2.75%, 11/29/2027	EUR	2,600,000	2,902,054
Banco BPM SPA, 4.88% to 01/17/2029 then 3 Month EURIBOR + 2.35%, 01/17/2030	EUR	3,350,000	3,722,623
Banco Comercial Portugues SA, 3.87% to 03/27/2025 then 5 Year Swap Rate EUR + 4.23%, 03/27/2030	EUR	600,000	635,580
BNP Paribas SA, 2.38% to 11/20/2025 then 5 Year Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,680,290
Cie Plastic Omnium SE, 4.88%, 03/13/2029	EUR	1,700,000	1,828,659
Commerzbank AG
4.00% to 12/05/2025 then 5 Year Swap Rate EUR + 4.35%, 12/05/2030	EUR	5,600,000	5,973,648
1.38% to 12/29/2026 then 5 Year Swap Rate EUR + 1.73%, 12/29/2031	EUR	2,100,000	2,068,839
Hamburg Commercial Bank AG
6.25%, 11/18/2024	EUR	4,600,000	4,947,986
0.50% to 09/22/2025 then 3 Month EURIBOR + 0.90%, 09/22/2026	EUR	2,300,000	2,250,492
HOWOGE Wohnungsbaugesellschaft mbH, 0.00%, 11/01/2024	EUR	4,500,000	4,744,184
iliad SA
5.38%, 06/14/2027	EUR	2,200,000	2,426,254
5.38%, 02/15/2029	EUR	1,200,000	1,319,697
La Banque Postale SA, 0.88% to 01/26/2026 then 5 Year Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	3,164,086
Novo Banco SA, 4.25% to 03/08/2027 then 3 Month EURIBOR + 1.30%, 03/08/2028	EUR	900,000	969,502
ProGroup AG
3.00%, 03/31/2026	EUR	2,000,000	2,158,580
5.13%, 04/15/2029	EUR	1,200,000	1,298,828
RCI Banque SA
4.63%, 07/13/2026	EUR	4,500,000	4,931,236
3.75%, 10/04/2027	EUR	5,575,000	6,019,444
Societe Generale SA
1.00% to 11/24/2025 then 5 Year Swap Rate EUR + 1.55%, 11/24/2030	EUR	8,500,000	8,695,693
1.13% to 06/30/2026 then 5 Year Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,210,882
Tatra Banka as, 5.95% to 02/17/2025 then 3 Month EURIBOR + 2.65%, 02/17/2026	EUR	900,000	979,503
Teleperformance SE, 5.25%, 11/22/2028	EUR	1,600,000	1,776,356
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,598,075
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,526,121
Unicaja Banco SA, 6.50% to 09/11/2027 then 1 Year EUR Swap Rate + 3.25%, 09/11/2028	EUR	1,100,000	1,262,640
Valeo SE, 5.38%, 05/28/2027	EUR	3,600,000	4,026,274
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 Year Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,509,830
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	1,363,676
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $86,548,449)			88,706,803

BANK LOANS - 2.9%		Par	Value
Automotive & Auto Parts - 0.1%
First Brands Group LLC TL, Senior Secured First Lien, 10.57% (3 mo. SOFR US + 5.00%), 03/30/2027		912,860	914,572

Diversified Financial Services - 0.3%
Citadel Securities LP TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 07/29/2030		2,493,874	2,494,585
Jane Street Group LLC TL First Lien, 7.95% (1 mo. Term SOFR + 2.50%), 01/26/2028		700,000	701,138
			3,195,723

Diversified Media - 0.2%
Advantage Sales & Marketing Inc TL, Senior Secured First Lien, 10.09% (3 mo. SOFR US + 4.50%), 10/28/2027		2,295,532	2,302,866

Healthcare - 0.4%
Financiere Mendel SASU TL, Senior Secured First Lien, 8.15% (3 Month EURIBOR + 4.25%), 11/11/2030	EUR	1,000,000	1,082,338
Phoenix Guarantor Inc TL, 8.57% (1 mo. Term SOFR + 3.25%), 02/21/2031		2,500,000	2,470,662
			3,553,000

Services - 0.4%
Camelot US Acquisition LLC TL, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031		1,995,349	1,996,845
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031		465,116	465,465
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031		39,535	39,565
Circet Europe SASU TL, Senior Secured First Lien, 7.15% (3 Month EURIBOR + 3.25%), 10/14/2028	EUR	1,000,000	1,056,381
PG Investment Co 59 SARL TL, 8.82% (1 mo. Term SOFR + 3.50%), 03/24/2031		640,000	642,000
			4,200,256

Super Retail - 0.3%
Leslie's Poolmart Inc TL First Lien, 8.19% (1 mo. Term SOFR + 2.75%), 03/09/2028		1,500,000	1,500,862
Peer Holding III BV TL, Senior Secured First Lien, 7.65% (3 Month EURIBOR + 3.75%), 09/26/2028	EUR	1,000,000	1,081,831
			2,582,693

Technology - 0.2%
AppLovin Corp TL, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 08/19/2030		1,630,000	1,631,019

Telecommunications - 0.6%
Iridium Satellite LLC TL, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 09/20/2030		2,494,231	2,496,313
Lorca Finco Rolled TL B1 (MasMovil) TL, 8.02% (6 Month EURIBOR + 4.25%), 09/18/2027	EUR	1,000,000	1,080,785
TMNL Holding BV TL, Senior Secured First Lien, 7.70% (3 Month EURIBOR + 3.80%), 03/31/2029	EUR	1,000,000	1,078,411
Ziggo (Vodafone) TLH TL, 6.86% (6 Month EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,042,442
			5,697,951

Transportation Excluding Air/Rail - 0.1%
First Student Bidco TL B (First Transit) TL, 8.61% (3 mo. Term SOFR + 3.00%), 07/21/2028		1,199,358	1,199,694
First Student Bidco TL C (First Transit) TL, 8.65% (3 mo. Term SOFR + 3.00%), 07/21/2028		350,642	350,740
			1,550,434

Utilities - 0.3%
Constellation Renewables LLC TL, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.50%), 12/15/2027		1,025,000	1,027,106
Edgewater Generation LLC TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 12/15/2025		1,500,000	1,497,270
Vistra Corp TL, 7.75%, 03/18/2028		810,000	805,950
			3,330,326
TOTAL BANK LOANS (Cost $28,975,244)			28,958,840

CONVERTIBLE BONDS - 2.5%		Par	Value
Banking - 1.2%
ABN AMRO Bank NV, 4.75%, 07/28/2025		500,000	492,627
Australia & New Zealand Banking Group Ltd, 1.13% to 11/21/2024 then 5 Year Swap Rate EUR + 1.40%, 11/21/2029	EUR	800,000	844,116
Banco Bilbao Vizcaya Argentaria SA
8.25% to 11/30/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.60%, 11/30/2033	GBP	2,000,000	2,718,069
4.88% to 02/08/2031 then 5 Year Swap Rate EUR + 2.40%, 02/08/2036	EUR	1,100,000	1,198,478
Banco Santander SA, 5.00% to 04/22/2029 then 5 Year Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,086,341
ING Groep NV, 2.13% to 05/26/2026 then 5 Year Swap Rate EUR + 2.40%, 05/26/2031	EUR	700,000	725,386
Landsbankinn HF, 5.00%, 05/13/2028	EUR	2,525,000	2,764,228
National Australia Bank Ltd, 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	568,509
			12,397,754

Diversified Financial Services - 0.9%
UBS AG, 5.13%, 05/15/2024		8,475,000	8,458,081

Healthcare - 0.4%
Organon & Co / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,027,131
TOTAL CONVERTIBLE BONDS (Cost $24,939,828)			24,882,966

FOREIGN GOVERNMENT AGENCY ISSUES - 0.7%		Par	Value
Airport Authority, 4.88%, 01/12/2026		2,000,000	1,998,688
Pelabuhan Indonesia Persero PT, 4.88%, 10/01/2024		5,100,000	5,078,273
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $7,087,491)			7,076,961

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares
First American Treasury Obligations Fund - Class X, 5.29%(c)		10,708,570	10,708,570
TOTAL SHORT-TERM INVESTMENTS (Cost $10,708,570)			10,708,570

TOTAL INVESTMENTS - 98.0% (Cost $957,813,710)			$966,369,269
Other Assets in Excess of Liabilities - 2.0%			19,576,904
TOTAL NET ASSETS - 100.0%			$985,946,173

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $150,606,124 or 15.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

04/17/2024	EUR	28,500,000	USD	30,928,955	U.S. Bancorp Investments, Inc.	$(157,269)
06/17/2024	EUR	2,500,000	USD	2,710,440	U.S. Bancorp Investments, Inc.	(4,329)
04/02/2024	GBP	1,800,000	USD	2,274,777	U.S. Bancorp Investments, Inc.	(2,849)
04/17/2024	GBP	600,000	USD	761,590	U.S. Bancorp Investments, Inc.	(4,218)
04/02/2024	USD	2,701,993	EUR	2,500,000	U.S. Bancorp Investments, Inc.	4,350
04/17/2024	USD	201,129,993	EUR	183,000,000	U.S. Bancorp Investments, Inc.	3,543,376
06/17/2024	USD	219,905,457	EUR	201,000,000	U.S. Bancorp Investments, Inc.	2,334,137
04/17/2024	USD	56,461,253	GBP	44,500,000	U.S. Bancorp Investments, Inc.	289,525
						$6,002,723
EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Low Duration Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Muzinich Low Duration Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	806,035,129	–	806,035,129
Foreign Government Note/Bond	–	88,706,803	–	88,706,803
Bank Loans	–	28,958,840	–	28,958,840
Convertible Bonds	–	24,882,966	–	24,882,966
Foreign Government Agency Issues	–	7,076,961	–	7,076,961
Money Market Funds	10,708,570	–	–	10,708,570
Total Assets	10,708,570	955,660,699	–	966,369,269

Other Financial Instruments*:
Assets
Forwards	–	6,171,388	–	6,171,388
Total Assets	–	6,171,388	–	6,171,388

Liabilities
Forwards	–	(168,665)	–	(168,665)
Total Liabilities	–	(168,665)	–	(168,665)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.